Debt and Capital Lease Obligations - Debt (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt and Capital Lease Obligations
Acquisition Debt	$ 34,718					$ 34,718
Capital lease obligations	35,162					35,162	$ 25,751
Less: amounts representing interest						(3,161)	(2,682)
Less: unamortized financing fees	(11,354)					(11,354)	(13,854)
Less: convertible debt discount	(3,408)					(3,408)
Long-term debt, net of current portion and deferred financing fees	566,039					566,039	440,672
Less: current maturities of long-term debt	(115,224)	$ (9,563)		$ (9,563)		(115,224)	(20,139)
Less: current portion of capital lease obligations, net of capital lease interest	(12,151)					(12,151)	(7,110)
Long term debt and capital lease obligations	566,039					566,039	413,423
Term loan
Debt and Capital Lease Obligations
Debt, gross	351,481					351,481	361,045
Acquisition debt
Debt and Capital Lease Obligations
Acquisition Debt	34,718					34,718	10,575
Less: amounts representing interest		0	$ (270)	(434)	$ (363)	(791)
Line of credit
Debt and Capital Lease Obligations
Debt, gross	87,633	$ 70,707		$ 70,707		87,633	$ 59,837
Convertible notes - Related party
Debt and Capital Lease Obligations
Debt, gross	30,568					30,568
Less: amounts representing interest	(2,055)
Less: convertible debt discount	(2,198)					(2,198)
Convertible notes - June 2021
Debt and Capital Lease Obligations
Debt, gross	44,400					44,400
Less: convertible debt discount	$ (3,408)					$ (3,408)